Financing Receivables - Delinquencies (Details) - SUNLIGHT FINANCIAL LLC - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Past Due [Line Items]
Loss allowances	$ 246	$ 311	$ 374
Advance.
Financing Receivable, Past Due [Line Items]
Total outstanding	$ 35,401	$ 17,523
% of Amount Outstanding, Current	82.30%	89.60%
% of Amount Outstanding	100.00%	100.00%
Loss allowances	$ 121	$ 215	$ 284
Current | Advance.
Financing Receivable, Past Due [Line Items]
Total outstanding	29,132	15,703
Less than 30 days | Advance.
Financing Receivable, Past Due [Line Items]
Total outstanding	$ 3,137	$ 1,228
% of Amount Outstanding	8.90%	7.00%
30 days | Advance.
Financing Receivable, Past Due [Line Items]
Total outstanding	$ 1,424	$ 268
% of Amount Outstanding	4.00%	1.50%
60 days | Advance.
Financing Receivable, Past Due [Line Items]
Total outstanding	$ 672	$ 64
% of Amount Outstanding	1.90%	0.40%
90+ days | Advance.
Financing Receivable, Past Due [Line Items]
Total outstanding	$ 1,036	$ 260
% of Amount Outstanding	2.90%	1.50%